Property, Plant and Equipment - Summary of Capitalised Exploration Drilling Costs (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Capitalized Expenditures On Mining Interests To Expenditures On Mining Interests [Abstract]
Capitalised exploration drilling costs	$ 912